Cover	12 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Paylocity Holding Corporation
Entity Central Index Key	0001591698